COMMITMENTS AND CONTINGENCY - Purchase commitment (Details) - Jun. 30, 2021 - Purchase Commitment [Member]	CNY (¥)	USD ($)
Other Commitment, Fiscal Year Maturity [Abstract]
2022	¥ 15,337,798	$ 2,411,066
2023	300,000	47,159
2024	300,000	47,159
2025	300,000	47,159
Thereafter	0	0
Total minimum payments required	¥ 16,237,798	$ 2,552,543